Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders' Equity
Note 28 - Stockholders' Equity

Authorized share capital

(number of shares of $0.10 each)	2023	2022
Authorized shares: Balance at the start of the year	255,000,000	180,000,000
Increases:
August 16, 2022	—	40,000,000
August 25, 2022	—	35,000,000
February 23,2023	60,000,000	—
Authorized shares: Balance at the end of the year	315,000,000	255,000,000

Issued Share Capital

(number of shares of $0.10 each)	2023	2022
Issued : Balance at the start of the year	229,263,598	137,218,175
Shares issued (1)	8,816,793	92,046,404
Share issued and subsequently repurchased (2)	26,000,000	—
Shares cancelled(3)	—	(981)
Issued shares: Balance at the end of the year(3)	264,080,391	229,263,598

Outstanding Share Capital

(number of shares of $0.10 each)	2023	2022
Issued shares	264,080,391	229,263,598
Treasury shares	11,498,355	315,511
Outstanding shares	252,582,036	228,948,087

(1) Details of shares issued for the years ended December 31, 2023 and December 31, 2022 are as follows:

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
October 24, 2023	Private placement	Oslo	7,522,838	6.65	50.1
Various (ATM Sales) (5)	US public offering	NYSE	1,293,955	7.53	9.7
			8,816,793		59.8

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
January 31, 2022	Private placement	Oslo	13,333,333	2.25	30.0
August 17, 2022	US public offering	NYSE	41,666,667	3.60	150.0
August 26, 2022	US public offering	NYSE	34,696,404	3.60	124.9
Various (ATM Sales) (5)	US public offering	NYSE	2,350,000	3.78	8.9
			92,046,404		313.8

(2) During the year ended December 31, 2023, the Company issued 15.0 million shares, 10.0 million shares and 1.0 million of shares, of par value $0.10 each on January 31, 2023, February 24, 2023 and August 16, 2023 respectively, which were subsequently repurchased into treasury.

(3) Effective August 26, 2022 the company recorded the cancellation of 981 shares which related to fractional shares.

(4) As of December 31, 2023, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange.
(5) In July 2021, the Company entered into an Equity Distribution Agreement with Clarksons for the offer and sale of up to $40.0 million of common shares of the Company through an ATM program. During the year ended December 31, 2023, the Company issued 1,293,955 shares raising gross proceeds of $9.7 million and net proceeds of $9.6 million, with compensation paid by the Company to Clarksons of $0.1 million. During the year ended December 31, 2022, the Company issued 2,350,000 shares raising gross proceeds of $8.9 million and net proceeds of $8.8 million, with compensation paid by the Company to Clarksons of $0.1 million.

Treasury Shares

(number of shares of $0.10 each)	2023	2022
Treasury shares : Balance at the start of the year	315,511	406,333
Share issued and subsequently repurchased	26,000,000	—
Shares bought back (1)	125,000	—
Shares lent under the Share Lending Agreement (2)	(14,443,270)	—
Shares issued on exercise of share options(3)	(410,302)	—
Shares issued as compensation (4)	(88,584)	(90,822)
Treasury shares : Balance at the end of the year	11,498,355	315,511

(1) On December 8, 2023 the board approved a share repurchase program for the Company’s shares, to be purchased in the open market and limited to a total amount of $100 million. In December 2023, we acquired an aggregate of 125,000 shares on the NYSE at an aggregate purchase price of $0.8 million. The Company did not acquire any of its own shares in 2022.

(2) As of December 31, 2023, the Company had loaned 14,443,270 shares to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE (see "Share Lending Agreement").

(3) The Company issued 1.0 million shares of par value $0.10 each on August 16, 2023, which were subsequently repurchased into treasury to be used solely for issuance in connection with the exercise of share options vesting under the Company’s existing share option program. The Company has issued 410,302 of these treasury shares in connection with our Borr Scheme (see Note 24 - Share Based Compensation) following the exercise of 410,302 share options.

(4) During the years ended December 31, 2023 and December 31, 2022, the Company issued 88,584 and 90,822 common shares in relation to Director compensation. The value on the date of issuance of $0.45 million and $0.3 million, respectively, has been recognized in "General and Administrative expenses" in the Consolidated Statements of Operations (see Note 24 - Share Based Compensation as it relates to the 2023 issuance of common shares in settlement of RSUs). The book value of the treasury shares issued was $2.8 million and $3.9 million respectively, as these shares had been bought back in 2018. The loss on issuance of the treasury shares of $2.4 million and $3.6 million, respectively, has been recognized as a reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2023 and December 31, 2022.

Share Lending Agreement

In connection with the $250.0 million Convertible Bonds (see Note 21 - Debt), the Company entered into a SLFA with DNB Markets ("DNB") and Drew Holdings Limited ("Drew") with the intention of making up to 25.0 million common shares ("Issuer Lending Shares") available to lend to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE. The SLFA contains a provision that the Issuer Lending Shares be available only for trading on the OSE. At the date of the execution of the SLFA, the Company did not have a sufficient number of common shares available for trading on the OSE and therefore began the process of issuing new shares and making them available for trading on the OSE by way of a listing prospectus (the “Prospectus Event”).

The Company and Drew, a shareholder of the Company, separately entered into a Share Loan Agreement (“SLA”) in which Drew would make up to 15.0 million of its shares available to DNB (“Drew Shares”) until the Prospectus Event. During this period, the Company would lend to Drew 15.0 million of its shares that were not yet available for trading on the OSE. The Prospectus Event occurred on April 19, 2023, at which time Drew returned such shares back to Borr. In addition, DNB borrowed an equivalent amount of Drew Shares from Borr to redeliver these shares back to Drew (the “Settlement”). Upon the Settlement, Drew ceased to be a party to the SLA.
The "Loan Period" of the SLFA is defined as the earlier of (a) the date the SLFA is terminated (b) any date the convertible bonds are either redeemed or converted into the Company’s shares in full and (c) the maturity date of the convertible bond in 2028. At the expiration of the Loan Period, DNB must return all of the Issuer Lending Shares back to Borr. During the Loan Period, if an investor returns any lending share to DNB, DNB shall return such lending shares back to the Company immediately. The Company receives no proceeds from lending out the Issuer Lending Shares to DNB. DNB must charge each investor a lending fee of a maximum of 0.5% per annum in which for the first six months from the date of the SLFA, the Company agrees to Compensate DNB so that the lending fee DNB receives in total will be 1.0% per annum. There is no compensation that the Company pays DNB for returning the Issuer Lending Shares to the Company. There is no unilateral mechanism given to either party in choosing to settle in cash except for a very limited scenario involving default. DNB is not required to provide collateral for borrowing the shares. There are no dividends paid to DNB as a result of lending out the Issuer Lending Shares.

At issuance, the share lending agreement was accounted for under ASC 470-20 as a "Deferred Finance Charge" of the $250.0 million Convertible Bonds, with an offset to "Additional Paid in Capital" in the Consolidated Balance Sheets. The share lending agreement was measured at a fair value in accordance with ASC 820 at inception and the Company recognized $12.4 million accordingly.

Under the terms of the SLA, the Company incurs fees payable to Drew which are calculated based on the market-based value of the borrowed shares by DNB from Drew at the interest rate of the New Convertible Bonds. During the year ended December 31, 2023 fees of $1.0 million were incurred (see Note 27 - Related Party Transactions).

Further, as part of the SLA, the Company also guaranteed to reimburse Drew in the event DNB does not return the Drew Shares at a price equal to the higher of the Company’s share price and NOK56.36. As DNB returned in full the shares borrowed from Drew on April 19, 2023, the Company was not required to fulfil the guarantee. The fair value of the guarantee was concluded to be immaterial as at March 31, 2023.

As of March 31, 2023, 14,232,778 shares had been drawn by DNB from Drew which were repaid upon Settlement on April 19, 2023, by DNB drawing this same number of shares from the Company. As of December 31, 2023, the Company had loaned 14,443,270 shares to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE.

As of December 31, 2023, the unamortized amount of the issuance costs associated with the SLFA was $10.1 million.

Contributed Surplus

On December 22, 2023, at a Special General Meeting, pursuant to the Bermuda Companies Act, the Company's shareholders approved a reduction of the Share Premium (Additional Paid in Capital "APIC") account of the Company from $2,290,578,712 to $290,578,712 by the transfer of $2,000,000,000 of the Share Premium (APIC) to the Company’s Contributed Surplus account, with effect from December 22, 2023. The Contributed Surplus account, as defined by Bermuda law, consists of amounts previously recorded as Share Premium (APIC).

Dividends

On December 22, 2023, the Company declared a cash distribution of $0.05 per share, corresponding to a total of $11.9 million, which was paid to our shareholders on January 22, 2024.